RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Oct. 28, 2025 CAD ($) shares	Oct. 28, 2025 USD ($) shares	Apr. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Disclosure of transactions between related parties [Line Items]
Consulting fees				$ 66	$ 62
General office expenses				$ 404	$ 189
Sailfish Royalty Corp [Member]
Disclosure of transactions between related parties [Line Items]
Gold sold quantity | oz				61	782
Gold sales revenue				$ 51	$ 468
Advances for the sale of gold ounces				0	384
Amounts receivable				$ 10	70
NSR royalty				2.00%
Royalty fee expense				$ 2,366	975
Amounts payable				$ 773	$ 432
Proceeds from exercise of silver option			$ 1,000
Silver sold quantity | oz				17,661	0
Wexford Capital LP [Member]
Disclosure of transactions between related parties [Line Items]
Number of shares issued | shares	1,875,000	1,875,000
Proceeds from issue of ordinary shares	$ 15,000	$ 10,719
Tes-Oro Mining Group, LLC [Member]
Disclosure of transactions between related parties [Line Items]
Consulting fees				$ 46	$ 9
General office expenses				96	38
Amounts payable				$ 9	$ 9